Document and Entity Information Document and Entity Information	Dec. 16, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 16, 2020
Entity Registrant Name	NETFLIX INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35727
Entity Tax Identification Number	77-0467272
Entity Address, Address Line One	100 Winchester Circle
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	408
Local Phone Number	540-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common stock, par value $0.001 per share
Trading Symbol	NFLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001065280
Amendment Flag	false
Current Fiscal Year End Date	--12-31